Offerings	Jun. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2032
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	99.832
Maximum Aggregate Offering Price	$ 349,412,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,494.98
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based
on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for the registration statement on Form
S-3
(Registration Statement Nos.
333-284765
and
333-284765-01)
filed by the registrant with the Securities and Exchange Commission on February 7, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.250% Senior Notes due 2032
Amount of Registration Fee	$ 0
Offering Note
(2)	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.